CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Capital Management Tables Abstract
Schedule of term facility
	December 31,	December 31,
	2019	2018
Equity	$53,923	$75,168
Term Facility	5,897	6,901
Finance Lease Obligations	1,134	1,819
Equipment Loans	289	928
	$61,243	$84,816